DESCRIPTION OF THE PLAN - Schedule of Vesting Percentage (Details) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Vesting Percentage, Years of Service, Less Than One Year	0
EBP, Vesting Percentage, Years of Service, One Year	20.00%
EBP, Vesting Percentage, Years of Service, Two Years	40.00%
EBP, Vesting Percentage, Years of Service, Three Years	60.00%
EBP, Vesting Percentage, Years of Service, Four Years	80.00%
EBP, Vesting Percentage, Years of Service, Five Years or More	100.00%